Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Investments held in Trust Account – money market fund	$ 311,615,892	$ 311,175,471
Level 1 [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities		10,392,850
Level 1 [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities
Level 2 [Member]
Assets:
Investments held in Trust Account – money market fund
Level 2 [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities
Level 2 [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities
Level 3 [Member]
Assets:
Investments held in Trust Account – money market fund
Level 3 [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities
Level 3 [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities		$ 15,402,850